VALUE OF IN-FORCE BUSINESS	12 Months Ended
Dec. 31, 2019
Disclosure of value of in-force business [Abstract]
Disclosure of value of in-force business [Text Block]

NOTE 25: VALUE OF IN-FORCE BUSINESS

KEY ASSUMPTIONS

The impact of reasonably possible changes in the key assumptions made in respect of the Group’s life insurance business, which include the impact on the value of in force business, are disclosed in note 33.

The principal features of the methodology and process used for determining key assumptions used in the calculation of the value of in-force business are set out below:

ECONOMIC ASSUMPTIONS

Each cash flow is valued using the discount rate consistent with that applied to such a cash flow in the capital markets. In practice, to achieve the same result, where the cash flows are either independent of or move linearly with market movements, a method has been applied known as the ‘certainty equivalent’ approach whereby it is assumed that all assets earn a risk-free rate and all cash flows are discounted at a risk-free rate. The certainty equivalent approach covers all investment assets relating to insurance and participating investment contracts, other than the annuity business (where an illiquidity premium is included, see below).

A market-consistent approach has been adopted for the valuation of financial options and guarantees, using a stochastic option pricing technique calibrated to be consistent with the market price of relevant options at each valuation date. Further information on options and guarantees can be found in note 32.

The liabilities in respect of the Group’s UK annuity business are matched by a portfolio of fixed interest securities, including a large proportion of corporate bonds and illiquid loan assets. The value of the in-force business asset for UK annuity business has been calculated after taking into account an estimate of the market premium for illiquidity in respect of corporate bond holdings and relevant illiquid loan assets. In determining the market premium for illiquidity, a range of inputs are considered which reflect actual asset allocation and relevant observable market data. The illiquidity premium is estimated to be 91 basis points at 31 December 2019 (2018: 128 basis points).

The risk-free rate is derived from the relevant swap curve with a deduction for credit risk.

The table below shows the resulting range of yields and other key assumptions at 31 December:

	2019%	2018%
Risk-free rate (value of in-force non-annuity business)[1]	0.00 to 3.90	0.00 to 4.05
Risk-free rate (value of in-force annuity business)[1]	0.91 to 4.81	1.28 to 5.33
Risk-free rate (financial options and guarantees)[1]	0.00 to 3.90	0.00 to 4.05
Retail price inflation	3.11	3.43
Expense inflation	3.41	3.75

1	All risk-free rates are quoted as the range of rates implied by the relevant forward swap curve.

NON-MARKET RISK

An allowance for non-market risk is made through the choice of best estimate assumptions based upon experience, which generally will give the mean expected financial outcome for shareholders and hence no further allowance for non-market risk is required. However, in the case of operational risk, reinsurer default and the with-profit funds these can be asymmetric in the range of potential outcomes for which an explicit allowance is made.

NON-ECONOMIC ASSUMPTIONS

Future mortality, morbidity, expenses, lapse and paid-up rate assumptions are reviewed each year and are based on an analysis of past experience and on management’s view of future experience. Further information on these assumptions is given in note 32 and the effect of changes in key assumptions is given in note 33.

The gross value of in-force business asset in the consolidated balance sheet is as follows:

	2019 £m	2018 £m
Acquired value of in-force non-participating investment contracts	247	271
Value of in-force insurance and participating investment contracts	5,311	4,491
Total value of in-force business	5,558	4,762

The movement in the acquired value of in-force non-participating investment contracts over the year is as follows:

	2019 £m	2018 £m
At 1 January	271	306
Acquisition of business	6	5
Amortisation (note 11)	(30)	(40)
At 31 December	247	271

The acquired value of in-force non-participating investment contracts includes £150 million (2018: £167 million) in relation to OEIC business.

Movement in value of in-force business

The movement in the value of in-force insurance and participating investment contracts over the year is as follows:

	2019 £m	2018 £m
At 1 January	4,491	4,533
Exchange and other adjustments	(5)	13
Movements in the year:
New business	696	675
Existing business:
Expected return	(274)	(304)
Experience variances	(43)	(122)
Assumption changes	102	(67)
Economic variance	344	(237)
Movement in the value of in-force business (note 9)	825	(55)
At 31 December	5,311	4,491

This breakdown shows the movement in the value of in-force business only, and does not represent the full contribution that each item in the breakdown makes to profit before tax. This will also contain changes in the other assets and liabilities, including the effects of changes in assumptions used to value the liabilities, of the relevant businesses. The presentation of economic variance includes the impact of financial market conditions being different at the end of the year from those included in assumptions used to calculate new and existing business returns.